FINANCE COSTS	12 Months Ended
Dec. 31, 2023
FINANCE COSTS
FINANCE COSTS
5.	FINANCE COSTS

An analysis of finance costs is as follows:

	Year ended December 31,
	2022	2023
	$’000	$’000
Interest expenses on bank and other borrowings	295	708
Interest expenses on lease liabilities	138	83
Total	433	791